VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS - Net income (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Revenues	$ 1,244,247	$ 1,351,909	$ 2,790,617
Loss from operations	(3,016,326)	(5,068,914)	(2,253,804)
Net income (loss)	(2,453,977)	(4,684,157)	(1,944,549)
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Revenues	1,244,247	1,351,909	2,776,065
Loss from operations	202,651	950,762	1,232,723
Net income (loss)	$ 325,352	$ (702,956)	$ (1,052,348)